Other Intangible Assets - Summary of Other Intangible Assets Useful Lives (Detail)	12 Months Ended
Dec. 31, 2022
Bottom of range [member] | Customer relationships [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	11
Bottom of range [member] | Computer software [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	2
Bottom of range [member] | Patents and acquired specific technology [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	5
Bottom of range [member] | Others [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	5
Top of range [member] | Customer relationships [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	16
Top of range [member] | Computer software [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	10
Top of range [member] | Patents and acquired specific technology [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	17
Top of range [member] | Others [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	10